Property and equipment, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Impairment to property, plant and equipment	$ 0	$ 5,513,730
Property plant and equipment, additions
Gain on disposals of property and equipment		1,545
Disposals of property and equipment	0
Depreciation expenses	$ 9,199	$ 11,827